Supplement Dated June 11, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Prime Flexible Premium Universal Life Insurance Policy Issue By Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectus referred to above unless otherwise defined herein. "We," "us" or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner. This supplement must be preceded or accompanied by the Pacific Prime prospectus.

The following disclosure is added to the Policy Benefits – Optional Riders section:

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual and has met the terms and conditions described in the Rider.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

•	Bathing oneself

•	Continence

•	Dressing oneself

•	Feeding oneself

•	Getting oneself to and from the toilet

•	Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

•	Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

•	Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is a Chronically Ill Individual who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

•	The Benefit amount requested; and

•	Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

•	The Annual Per Diem Limitation; or

•	The Reduction Factor times the Eligible Accelerated Annual Death Benefit The Reduction Factor is equal to (a) + (b) ÷(c) where

(a)	is 100% of the Policy’s Cash Surrender Value;

(b)	is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c)	is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

•	24% of the Initial Eligible Amount; or

•	The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

•	The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•

Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy in Force;

•	Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

•	Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	the Surrender Charge for each Coverage Layer;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

•	You can change your Death Benefit Option, but only to Death Benefit Option A;

•	We will not allow any requested increases in benefits under the Policy or any Riders; and

•	We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each benefit payment;

•	For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

•	For policies for with an indexed fixed account, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

•	When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Accelerated Death Benefit Rider for Terminal Illness

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

•	If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental death benefit rider, the accidental death benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

•	Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

•	Calculate the Terminal Illness Benefit Proceeds, as described below; and

•	Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a)	the Terminal Illness Reduction Factor;

(b)	Policy Debt multiplied by the Acceleration Percentage; and

(c)	a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a)	equals 1; and

(b)	equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury Bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•	Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each Benefit payment;

•	For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each Benefit payment;

•	For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	The date the Benefit under the Rider are paid;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

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